Segment Information (Dredging Revenue By Type Of Work) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	$ 767,585	$ 856,878	$ 806,831
Dredging [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	637,468	681,255	697,711
Dredging [Member] | Capital Dredging - U.S. [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	219,914	207,058	195,635
Dredging [Member] | Capital dredging - Foreign [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	59,413	139,945	155,000
Dredging [Member] | Beach Nourishment Dredging [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	215,041	184,060	194,219
Dredging [Member] | Maintenance Dredging [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	92,274	120,055	123,923
Dredging [Member] | Rivers & Lakes [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue as reported	$ 50,826	$ 30,137	$ 28,934